Acquisitions - Pro Forma Revenue and Earnings (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition, Pro Forma Information [Abstract]
Revenue	$ 4,170,077	$ 2,779,541	$ 2,446,877
Net income attributable to TSYS common shareholders	$ 319,638	$ 364,044	$ 322,872
Basic EPS attributable to TSYS common shareholders	$ 1.74	$ 1.98	$ 1.73
Diluted EPS attributable to TSYS common shareholders	$ 1.73	$ 1.97	$ 1.72
Revenue	$ 4,562,236	$ 3,230,703
Net income attributable to TSYS common shareholders	$ 347,248	$ 317,549
Basic EPS attributable to TSYS common shareholders	$ 1.89	$ 1.73
Diluted EPS attributable to TSYS common shareholders	$ 1.88	$ 1.72